Note 2 - Significant Accounting Policies and Methods of Application (Details) - Credit Exposure (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Credit Exposure [Abstract]
Credit exposure (in Dollars)	$ 274 [1]
Credit exposure	20
Credit exposure	51.00%

[1]	Our counterparties or the counterparties' guarantors had a weighted average S&P equivalent rating of A- at December 31, 2013.